UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Aggressive Growth

Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	16.83%	-8.74%
Class T (incl. 3.50% sales charge)	19.31%	-8.30%
Class B (incl. contingent deferred sales charge)B	18.08%	-8.56%
Class C (incl. contingent deferred sales charge)C	22.04%	-7.60%

A From November 13, 2000.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Class T on November 13, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the Russell Midcap® Growth Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Rajiv Kaul, Portfolio Manager of Fidelity® Advisor Aggressive Growth Fund

A healthier economy translated into improved equity market performance for the year ending November 30, 2003. Early signals of an economic recovery were seen when growth in gross domestic product (GDP) surprised on the upside in the first and second quarters of 2003. The Federal Reserve Board added further fuel in June by dropping interest rates to a 45-year low. Federal tax cuts and credits, as well as a boom in mortgage refinancing, put even more discretionary income in consumers' pockets. In the third quarter, GDP growth, propelled by robust consumer and business spending, grew 8.2%, its highest level since 1984. Consumer spending had its strongest third quarter since 1997, while corporate profits had their best showing since 1992. As a result of 2003's economic momentum, stocks enjoyed their best showing since 1999 and were poised to end their three-year losing streak. For the year ending November 30, 2003, the Standard & Poor's 500SM Index gained 15.09%, the Dow Jones Industrial AverageSM returned 12.47% and the NASDAQ Composite® Index advanced 33.23%.

For the 12 months ending November 30, 2003, the fund's Class A, Class T, Class B and
Class C shares returned 23.96%, 23.64%, 23.08% and 23.04%, respectively, trailing the 32.64% return of the Russell Midcap® Growth Index and the 26.65% return of the LipperSM Mid-Cap Funds Average. My defensive bias was counterproductive, as I had trouble finding stocks that met my investment criteria. Moreover, stock selection in retailing, pharmaceuticals and biotechnology, and health care equipment and services hurt performance. On the positive side, stock selection aided relative performance in software and services, media and telecommunication services. Top contributor Newmont Mining benefited from investors' positive expectations for the price of gold, which were fueled in part by a weak U.S. dollar. Intel also helped, boosted by the rapid adoption of the company's new Centrino chip. Detractors included Amgen, which was undercut by concerns about possible cutbacks in Medicare reimbursement for Epogen, its medication for kidney dialysis patients. Also hurting performance was oil services provider Weatherford International, a victim of meager spending on new exploration projects.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	2.8	1.2
Lexmark International, Inc. Class A	2.0	0.6
Biogen Idec, Inc.	1.7	1.2
Biomet, Inc.	1.6	1.4
Caremark Rx, Inc.	1.6	0.7
Cisco Systems, Inc.	1.3	0.0
Microchip Technology, Inc.	1.2	0.3
Nextel Communications, Inc. Class A	1.2	1.0
Siebel Systems, Inc.	1.2	0.2
Starbucks Corp.	1.1	0.8
	15.7
Top Five Market Sectors as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.9	16.1
Health Care	24.5	22.5
Consumer Discretionary	19.7	17.1
Industrials	8.3	8.3
Consumer Staples	4.0	4.9
Asset Allocation (% of fund's net assets)
As of November 30, 2003*		As of May 31, 2003**
	Stocks and Investment Companies 96.5%		Stocks, Investment Companies and Equity Futures 85.3%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 14.7%
* Foreign investments	6.0%	** Foreign investments	1.7%

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 0.2%
Gentex Corp.	1,000	$ 42,140
Lear Corp. (a)	600	35,484
		77,624
Automobiles - 0.3%
Harley-Davidson, Inc.	2,000	94,340
Hotels, Restaurants & Leisure - 5.4%
Brinker International, Inc. (a)	5,400	175,824
California Pizza Kitchen, Inc. (a)	2,000	37,000
Darden Restaurants, Inc.	6,140	127,159
Harrah's Entertainment, Inc.	1,560	74,677
Hilton Hotels Corp.	5,100	83,436
International Game Technology	7,490	259,828
Mandalay Resort Group	600	25,770
Marriott International, Inc. Class A	1,600	73,328
McDonald's Corp.	4,800	123,024
Outback Steakhouse, Inc.	1,400	62,650
Starbucks Corp. (a)	12,000	384,840
Station Casinos, Inc.	1,600	49,888
Sunterra Corp. (a)	1,500	15,000
The Cheesecake Factory, Inc. (a)	2,500	108,400
Wendy's International, Inc.	900	34,947
Yum! Brands, Inc. (a)	5,800	200,042
		1,835,813
Household Durables - 1.0%
Black & Decker Corp.	2,190	101,594
Harman International Industries, Inc.	710	96,752
Maytag Corp.	2,410	63,720
Mohawk Industries, Inc. (a)	910	65,593
Ryland Group, Inc.	300	27,645
		355,304
Internet & Catalog Retail - 0.1%
Overstock.com, Inc. (a)	1,000	15,810
Leisure Equipment & Products - 0.4%
Brunswick Corp.	600	18,030
Mattel, Inc.	3,660	74,078
Polaris Industries, Inc.	400	34,468
		126,576
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - 2.5%
Cablevision Systems Corp. - NY Group Class A (a)	5,600	$ 116,032
E.W. Scripps Co. Class A	1,600	147,296
Entercom Communications Corp. Class A (a)	540	24,948
Fox Entertainment Group, Inc. Class A (a)	5,270	150,459
Gannett Co., Inc.	910	78,806
Getty Images, Inc. (a)	1,240	53,816
Lamar Advertising Co. Class A (a)	810	28,512
Pixar (a)	1,200	84,132
Radio One, Inc. Class D (non-vtg.) (a)	1,000	17,490
The New York Times Co. Class A	1,600	73,440
Viacom, Inc. Class B (non-vtg.)	500	19,660
Westwood One, Inc. (a)	2,200	66,792
		861,383
Multiline Retail - 1.2%
99 Cents Only Stores (a)	500	13,855
Big Lots, Inc. (a)	3,030	44,420
Dollar General Corp.	1,900	40,128
Dollar Tree Stores, Inc. (a)	3,790	120,333
Family Dollar Stores, Inc.	3,150	121,527
Fred's, Inc. Class A	1,070	35,685
Tuesday Morning Corp. (a)	1,500	47,940
		423,888
Specialty Retail - 7.8%
Abercrombie & Fitch Co. Class A (a)	2,000	58,700
Aeropostale, Inc. (a)	500	15,595
AutoZone, Inc. (a)	2,990	286,023
Best Buy Co., Inc.	1,700	105,400
Chico's FAS, Inc. (a)	3,700	142,006
Christopher & Banks Corp.	3,120	84,396
Circuit City Stores, Inc.	1,600	20,832
Foot Locker, Inc.	1,000	22,100
Hot Topic, Inc. (a)	4,155	123,819
Jo-Ann Stores, Inc. (a)	600	12,030
Michaels Stores, Inc.	2,900	137,025
PETsMART, Inc.	5,630	136,021
Pier 1 Imports, Inc.	1,100	28,050
RadioShack Corp.	6,300	196,245
Ross Stores, Inc.	4,080	223,502
Select Comfort Corp. (a)	4,700	126,477
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. (a)	13,830	$ 375,485
Talbots, Inc.	450	14,747
TJX Companies, Inc.	12,080	272,887
Weight Watchers International, Inc. (a)	3,800	140,372
Williams-Sonoma, Inc. (a)	3,370	121,455
		2,643,167
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	5,600	223,104
Kenneth Cole Productions, Inc. Class A	550	16,445
NIKE, Inc. Class B	500	33,625
		273,174
TOTAL CONSUMER DISCRETIONARY		6,707,079
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	1,860	38,409
Constellation Brands, Inc. Class A (a)	1,000	34,510
Pepsi Bottling Group, Inc.	3,180	73,394
PepsiCo, Inc.	700	33,684
		179,997
Food & Staples Retailing - 1.4%
CVS Corp.	6,100	228,506
Performance Food Group Co. (a)	1,870	73,510
Walgreen Co.	1,000	36,810
Whole Foods Market, Inc.	2,200	144,518
		483,344
Food Products - 1.5%
Dean Foods Co. (a)	6,490	212,937
Del Monte Foods Co. (a)	1,600	15,312
Dreyer's Grand Ice Cream Holdings, Inc.	1,100	85,195
Hershey Foods Corp.	1,640	127,428
McCormick & Co., Inc. (non-vtg.)	2,600	74,594
Wm. Wrigley Jr. Co.	70	3,858
		519,324
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Alberto-Culver Co. Class B	2,870	$ 175,271
TOTAL CONSUMER STAPLES		1,357,936
ENERGY - 3.5%
Energy Equipment & Services - 2.0%
BJ Services Co. (a)	200	6,378
Cooper Cameron Corp. (a)	2,850	123,719
ENSCO International, Inc.	1,610	40,733
Halliburton Co.	600	14,010
Nabors Industries Ltd. (a)	960	35,635
Noble Corp. (a)	1,570	54,291
Patterson-UTI Energy, Inc. (a)	2,550	73,262
Smith International, Inc. (a)	3,930	147,532
Weatherford International Ltd. (a)	6,060	198,647
		694,207
Oil & Gas - 1.5%
Apache Corp.	336	24,125
Burlington Resources, Inc.	2,560	128,512
Devon Energy Corp.	496	24,483
EOG Resources, Inc.	1,100	46,134
Murphy Oil Corp.	1,760	105,477
Pioneer Natural Resources Co. (a)	3,900	110,604
Teekay Shipping Corp.	1,400	70,462
		509,797
TOTAL ENERGY		1,204,004
FINANCIALS - 3.7%
Capital Markets - 1.8%
Ameritrade Holding Corp. (a)	6,000	75,420
Bank of New York Co., Inc.	1,100	33,748
Eaton Vance Corp. (non-vtg.)	2,300	83,605
Federated Investors, Inc. Class B (non-vtg.)	4,080	117,300
Investors Financial Services Corp.	200	7,376
Legg Mason, Inc.	1,530	121,956
Lehman Brothers Holdings, Inc.	616	44,481
SEI Investments Co.	900	25,245
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	1,000	$ 42,040
Waddell & Reed Financial, Inc. Class A	2,400	53,016
		604,187
Commercial Banks - 1.0%
Fifth Third Bancorp	1,640	95,333
North Fork Bancorp, Inc., New York	1,100	43,923
Popular, Inc.	1,100	51,876
Sumitomo Mitsui Financial Group, Inc.	8	39,085
Synovus Financial Corp.	4,100	117,506
		347,723
Consumer Finance - 0.1%
SLM Corp.	700	25,991
Insurance - 0.5%
Berkshire Hathaway, Inc. Class A (a)	2	167,500
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	2,900	112,665
TOTAL FINANCIALS		1,258,066
HEALTH CARE - 24.5%
Biotechnology - 7.0%
Affymetrix, Inc. (a)	500	12,335
Alkermes, Inc. (a)	900	11,772
Amylin Pharmaceuticals, Inc. (a)	2,500	65,425
Biogen Idec, Inc. (a)	15,360	586,445
Celgene Corp. (a)	2,450	112,039
Cephalon, Inc. (a)	1,220	57,328
Charles River Laboratories International, Inc. (a)	1,900	61,655
Genelabs Technologies, Inc. (a)	9,600	18,240
Genentech, Inc. (a)	11,340	955,956
Genzyme Corp. - General Division (a)	400	18,696
Harvard Bioscience, Inc. (a)	2,600	18,720
ICOS Corp. (a)	600	27,120
ImClone Systems, Inc. (a)	2,000	78,600
Invitrogen Corp. (a)	1,000	68,170
Medarex, Inc. (a)	1,800	12,240
Neurocrine Biosciences, Inc. (a)	240	12,679
Protein Design Labs, Inc. (a)	15,500	214,830
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
QIAGEN NV (a)	1,500	$ 16,575
Trimeris, Inc. (a)	1,400	31,962
		2,380,787
Health Care Equipment & Supplies - 5.5%
Arthrocare Corp. (a)	1,700	41,820
Beckman Coulter, Inc.	800	40,920
Becton, Dickinson & Co.	1,200	48,036
Biomet, Inc.	15,580	557,297
C.R. Bard, Inc.	1,700	128,520
Cytyc Corp. (a)	2,000	25,780
DENTSPLY International, Inc.	3,550	159,857
Edwards Lifesciences Corp. (a)	4,700	141,564
Fisher Scientific International, Inc. (a)	3,500	140,945
I-Stat Corp. (a)	600	7,560
Inverness Medical Innovations, Inc. (a)	1,200	28,440
Medtronic, Inc.	5,460	246,792
ResMed, Inc. (a)	400	15,600
Steris Corp. (a)	600	13,878
VISX, Inc. (a)	600	14,688
Zimmer Holdings, Inc. (a)	3,900	257,088
		1,868,785
Health Care Providers & Services - 7.8%
Accredo Health, Inc. (a)	2,100	65,310
Aetna, Inc.	1,700	109,446
AmerisourceBergen Corp.	1,640	103,796
Andrx Corp. (a)	1,400	30,744
Apria Healthcare Group, Inc. (a)	1,600	43,376
Caremark Rx, Inc. (a)	20,710	552,957
Cerner Corp. (a)	800	35,704
Community Health Systems, Inc. (a)	4,090	110,757
Coventry Health Care, Inc. (a)	2,200	131,780
DaVita, Inc. (a)	300	11,454
HCA, Inc.	1,000	41,910
Health Management Associates, Inc. Class A	8,200	210,740
Henry Schein, Inc. (a)	1,100	74,019
Humana, Inc. (a)	1,800	40,194
IMS Health, Inc.	4,800	110,544
Inveresk Research Group, Inc. (a)	3,100	68,231
Laboratory Corp. of America Holdings (a)	1,100	39,732
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Lincare Holdings, Inc. (a)	1,200	$ 35,796
McKesson Corp.	2,790	81,468
Medco Health Solutions, Inc. (a)	84	3,060
PacifiCare Health Systems, Inc. (a)	200	13,022
Patterson Dental Co. (a)	700	47,670
Priority Healthcare Corp. Class B (a)	2,380	54,573
Quest Diagnostics, Inc.	1,000	72,970
Renal Care Group, Inc. (a)	1,800	72,648
Select Medical Corp. (a)	1,500	53,775
Specialty Laboratories, Inc. (a)	1,000	16,700
Tenet Healthcare Corp. (a)	4,800	70,128
Triad Hospitals, Inc. (a)	1,470	50,862
UnitedHealth Group, Inc.	2,800	150,920
Universal Health Services, Inc. Class B (a)	2,700	145,179
		2,649,465
Pharmaceuticals - 4.2%
aaiPharma, Inc. (a)	150	2,727
Abbott Laboratories	1,480	65,416
Allergan, Inc.	2,950	220,454
Barr Laboratories, Inc. (a)	2,245	185,302
Biovail Corp. (a)	830	15,612
Bristol-Myers Squibb Co.	1,900	50,065
Elan Corp. PLC sponsored ADR (a)	1,200	6,552
Endo Pharmaceuticals Holdings, Inc. (a)	1,100	20,724
Forest Laboratories, Inc. (a)	1,520	83,053
IVAX Corp. (a)	6,800	145,860
Johnson & Johnson	700	34,503
Merck & Co., Inc.	600	24,360
MGI Pharma, Inc. (a)	1,600	61,392
Mylan Laboratories, Inc.	6,435	162,934
Pharmaceutical Resources, Inc. (a)	2,100	152,418
Salix Pharmaceuticals Ltd. (a)	1,500	28,545
Schering-Plough Corp.	5,000	80,250
Sepracor, Inc. (a)	2,400	59,472
Watson Pharmaceuticals, Inc. (a)	800	37,712
		1,437,351
TOTAL HEALTH CARE		8,336,388
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.0%
EADS NV	4,000	$ 87,265
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	2,800	82,376
KVH Industries, Inc. (a)	200	6,308
Lockheed Martin Corp.	1,300	59,722
Northrop Grumman Corp.	710	65,767
Rockwell Collins, Inc.	1,200	32,268
		333,706
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	700	27,328
Building Products - 0.6%
American Standard Companies, Inc. (a)	2,090	208,373
Commercial Services & Supplies - 4.4%
Avery Dennison Corp.	2,200	121,176
Career Education Corp. (a)	1,600	81,808
ChoicePoint, Inc. (a)	1,826	69,845
Cintas Corp.	3,400	158,916
Corinthian Colleges, Inc. (a)	700	44,751
DeVry, Inc. (a)	1,600	43,824
Education Management Corp. (a)	719	48,604
Equifax, Inc.	2,910	68,763
H&R Block, Inc.	4,420	239,962
Herman Miller, Inc.	1,630	42,462
HON Industries, Inc.	800	33,992
ITT Educational Services, Inc. (a)	1,300	72,839
Manpower, Inc.	200	9,388
Monster Worldwide, Inc. (a)	1,300	31,278
Pitney Bowes, Inc.	4,500	178,875
Robert Half International, Inc. (a)	9,240	205,682
School Specialty, Inc. (a)	1,400	40,544
		1,492,709
Construction & Engineering - 0.1%
Granite Construction, Inc.	1,600	35,280
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	710	38,092
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
3M Co.	1,440	$ 113,818
Tyco International Ltd.	4,400	100,980
		214,798
Machinery - 0.9%
AGCO Corp. (a)	3,300	56,760
Astec Industries, Inc. (a)	2,900	38,251
Ingersoll-Rand Co. Ltd. Class A	600	37,404
ITT Industries, Inc.	2,300	151,616
Pall Corp.	700	17,934
		301,965
Trading Companies & Distributors - 0.5%
Fastenal Co.	3,430	170,402
TOTAL INDUSTRIALS		2,822,653
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 5.3%
3Com Corp. (a)	10,700	80,036
ADC Telecommunications, Inc. (a)	3,600	8,856
Advanced Fibre Communications, Inc. (a)	1,100	24,585
Alcatel SA sponsored ADR (a)	28,150	366,513
Arris Group, Inc. (a)	1,300	8,385
AudioCodes Ltd. (a)	6,200	72,478
Avaya, Inc. (a)	3,300	44,880
Avocent Corp. (a)	1,000	38,290
Brocade Communications Systems, Inc. (a)	4,660	28,379
CIENA Corp. (a)	8,600	60,888
Cisco Systems, Inc. (a)	19,300	437,338
Corning, Inc. (a)	13,600	155,856
Enterasys Networks, Inc. (a)	6,270	26,898
Extreme Networks, Inc. (a)	3,400	33,354
Finisar Corp. (a)	26,500	106,000
Foundry Networks, Inc. (a)	1,300	34,268
InterDigital Communication Corp. (a)	1,200	24,576
JDS Uniphase Corp. (a)	8,000	27,520
Marconi Corp. PLC (a)	10,820	109,891
Nokia Corp. sponsored ADR	2,200	39,556
Polycom, Inc. (a)	1,670	33,099
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SeaChange International, Inc. (a)	1,200	$ 18,060
Sycamore Networks, Inc. (a)	3,500	18,620
		1,798,326
Computers & Peripherals - 3.7%
Avid Technology, Inc. (a)	400	21,152
Diebold, Inc.	3,400	180,370
Electronics for Imaging, Inc. (a)	800	22,080
EMC Corp. (a)	2,250	30,915
Hewlett-Packard Co.	700	15,183
Hutchinson Technology, Inc. (a)	500	16,285
Lexmark International, Inc. Class A (a)	8,850	684,990
Maxtor Corp. (a)	7,400	82,584
Seagate Technology	5,000	98,750
Sun Microsystems, Inc. (a)	26,760	114,265
		1,266,574
Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc. (a)	1,000	23,380
CDW Corp.	1,000	59,750
Celestica, Inc. (sub. vtg.) (a)	900	13,710
Flextronics International Ltd. (a)	23,100	370,293
Ingram Micro, Inc. Class A (a)	800	11,664
KEMET Corp. (a)	1,700	22,440
Lexar Media, Inc. (a)	2,110	45,070
Symbol Technologies, Inc.	5,870	81,887
Thermo Electron Corp. (a)	1,260	30,114
Vishay Intertechnology, Inc. (a)	2,500	52,525
		710,833
Internet Software & Services - 0.6%
Lastminute.com PLC sponsored ADR (a)	100	2,370
Retek, Inc. (a)	2,785	28,908
Sina Corp. (a)	700	24,500
United Online, Inc. (a)	750	13,658
VeriSign, Inc. (a)	1,100	17,831
Vignette Corp. (a)	27,290	63,040
Vitria Technology, Inc. (a)	4,575	25,986
Yahoo!, Inc. (a)	800	34,384
		210,677
IT Services - 2.5%
Accenture Ltd. Class A (a)	1,500	37,350
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Affiliated Computer Services, Inc. Class A (a)	2,700	$ 135,378
Anteon International Corp. (a)	400	15,264
BearingPoint, Inc. (a)	1,600	14,832
Computer Sciences Corp. (a)	400	16,560
Concord EFS, Inc. (a)	11,900	136,731
CSG Systems International, Inc. (a)	65	753
DST Systems, Inc. (a)	1,100	41,052
First Data Corp.	2,970	112,415
Fiserv, Inc. (a)	2,300	86,250
Infosys Technologies Ltd. sponsored ADR	1,000	83,050
Iron Mountain, Inc. (a)	2,100	77,280
Paychex, Inc.	640	24,621
SunGard Data Systems, Inc. (a)	2,090	56,472
The BISYS Group, Inc. (a)	1,880	28,050
		866,058
Office Electronics - 0.5%
Xerox Corp. (a)	5,200	63,336
Zebra Technologies Corp. Class A (a)	1,400	88,998
		152,334
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	8,200	147,436
Agere Systems, Inc. Class A (a)	17,200	60,888
Analog Devices, Inc.	1,500	74,625
ASML Holding NV (NY Shares) (a)	4,700	88,454
Cabot Microelectronics Corp. (a)	300	15,927
Conexant Systems, Inc. (a)	36,490	184,275
Cypress Semiconductor Corp. (a)	1,800	40,284
DuPont Photomasks, Inc. (a)	100	2,322
Integrated Circuit Systems, Inc. (a)	700	20,825
Integrated Device Technology, Inc. (a)	3,300	62,205
Intel Corp.	5,500	183,865
KLA-Tencor Corp. (a)	1,440	84,398
Lam Research Corp. (a)	600	19,200
LSI Logic Corp. (a)	9,400	88,078
Microchip Technology, Inc.	11,420	392,848
Micron Technology, Inc. (a)	7,900	102,779
Mindspeed Technologies, Inc. (a)	1,230	8,229
National Semiconductor Corp. (a)	3,300	147,576
Novellus Systems, Inc. (a)	2,200	96,272
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	6,400	$ 135,360
Photronics, Inc. (a)	6,400	118,208
PMC-Sierra, Inc. (a)	11,500	234,255
Rambus, Inc. (a)	800	24,000
Silicon Laboratories, Inc. (a)	380	18,647
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	120	1,304
Texas Instruments, Inc.	400	11,904
United Microelectronics Corp. sponsored ADR (a)	520	2,725
Varian Semiconductor Equipment Associates, Inc. (a)	1,200	55,872
		2,422,761
Software - 7.1%
Adobe Systems, Inc.	4,790	197,923
Amdocs Ltd. (a)	9,900	247,698
Autodesk, Inc.	900	20,898
BEA Systems, Inc. (a)	11,641	147,841
BMC Software, Inc. (a)	1,700	28,271
Cadence Design Systems, Inc. (a)	10,530	176,167
Citrix Systems, Inc. (a)	1,370	32,907
Cognos, Inc. (a)	500	16,767
Concord Communications, Inc. (a)	100	2,214
E.piphany, Inc. (a)	3,200	25,280
Electronic Arts, Inc. (a)	5,700	252,111
i2 Technologies, Inc. (a)	15,800	31,600
Intuit, Inc. (a)	3,600	181,008
Jack Henry & Associates, Inc.	1,290	26,729
Manhattan Associates, Inc. (a)	304	9,251
Mercury Interactive Corp. (a)	3,400	159,120
Microsoft Corp.	10,070	258,799
Network Associates, Inc. (a)	1,550	20,755
Oracle Corp. (a)	3,000	36,030
Parametric Technology Corp. (a)	4,400	15,048
Red Hat, Inc. (a)	1,800	23,904
Siebel Systems, Inc. (a)	29,785	392,566
Symantec Corp. (a)	3,180	104,399
VERITAS Software Corp. (a)	310	11,787
		2,419,073
TOTAL INFORMATION TECHNOLOGY		9,846,636
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 1.4%
Chemicals - 0.5%
Dow Chemical Co.	1,300	$ 48,815
Ferro Corp.	1,100	24,970
International Flavors & Fragrances, Inc.	800	25,976
Olin Corp.	2,400	43,704
Praxair, Inc.	200	14,356
		157,821
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	300	12,771
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	2,610	29,441
Sealed Air Corp. (a)	2,500	131,925
		161,366
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,730	118,837
Massey Energy Co.	2,300	31,970
		150,807
TOTAL MATERIALS		482,765
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.5%
Covad Communications Group, Inc. (a)	14,300	57,200
NTL, Inc. (a)	1,362	88,748
Qwest Communications International, Inc. (a)	9,670	35,392
		181,340
Wireless Telecommunication Services - 1.5%
Arch Wireless, Inc. Class A (a)	400	6,988
At Road, Inc. (a)	1,000	12,590
KDDI Corp.	12	62,572
MobilCom AG (a)	1,900	27,012
Nextel Communications, Inc. Class A (a)	15,500	392,615
		501,777
TOTAL TELECOMMUNICATION SERVICES		683,117
TOTAL COMMON STOCKS (Cost $27,971,115)		32,698,644
Investment Companies - 0.5%
	Shares	Value (Note 1)
Nasdaq-100 Trust unit Series 1 (a) (Cost $116,505)	4,758	$ 168,433
Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.09% (b) (Cost $1,277,675)	1,277,675	1,277,675
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $29,365,295)	34,144,752
NET OTHER ASSETS - (0.2)%	(82,850)
NET ASSETS - 100%	$ 34,061,902
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $44,830,556 and $40,215,963, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,111 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $14,669,000 of which $7,729,000 and $6,940,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value (cost $29,365,295) - See accompanying schedule		$ 34,144,752
Receivable for investments sold		140,000
Receivable for fund shares sold		110,937
Dividends receivable		16,881
Interest receivable		559
Prepaid expenses		144
Receivable from investment adviser for expense reductions		13,637
Other receivables		12,507
Total assets		34,439,417

Liabilities
Payable for investments purchased	$ 246,607
Payable for fund shares redeemed	47,133
Accrued management fee	17,405
Distribution fees payable	19,613
Other affiliated payables	19,721
Other payables and accrued expenses	27,036
Total liabilities		377,515

Net Assets		$ 34,061,902
Net Assets consist of:
Paid in capital		$ 44,212,068
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,929,632)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,779,466
Net Assets		$ 34,061,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2003

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,176,794 ÷ 521,077 shares)	$ 8.02

Maximum offering price per share (100/94.25 of $8.02)	$ 8.51
Class T: Net Asset Value and redemption price per share ($12,457,648 ÷ 1,566,991 shares)	$ 7.95

Maximum offering price per share (100/96.50 of $7.95)	$ 8.24
Class B: Net Asset Value and offering price per share ($8,421,613 ÷ 1,074,396 shares) A	$ 7.84

Class C: Net Asset Value and offering price per share ($8,426,683 ÷ 1,073,340 shares) A	$ 7.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($579,164 ÷ 71,488 shares)	$ 8.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2003

Investment Income
Dividends		$ 125,344
Interest		34,964
Total income		160,308

Expenses
Management fee	$ 176,847
Transfer agent fees	171,108
Distribution fees	205,278
Accounting fees and expenses	61,435
Non-interested trustees' compensation	113
Custodian fees and expenses	20,048
Registration fees	46,752
Audit	42,277
Legal	2,299
Miscellaneous	7,821
Total expenses before reductions	733,978
Expense reductions	(198,822)	535,156
Net investment income (loss)		(374,848)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,331,661
Foreign currency transactions	204
Futures contracts	183,055
Total net realized gain (loss)		2,514,920
Change in net unrealized appreciation (depreciation) on: Investment securities	4,055,000
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		4,055,009
Net gain (loss)		6,569,929
Net increase (decrease) in net assets resulting from operations		$ 6,195,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (374,848)	$ (478,531)
Net realized gain (loss)	2,514,920	(6,655,693)
Change in net unrealized appreciation (depreciation)	4,055,009	(175,472)
Net increase (decrease) in net assets resulting from operations	6,195,081	(7,309,696)
Share transactions - net increase (decrease)	1,324,213	(963,336)
Total increase (decrease) in net assets	7,519,294	(8,273,032)

Net Assets
Beginning of period	26,542,608	34,815,640
End of period	$ 34,061,902	$ 26,542,608

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.08)	(.01)	-H
Net realized and unrealized gain (loss)	1.61	(1.53)	(.95)	(.95)
Total from investment operations	1.55	(1.61)	(.96)	(.95)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 8.02	$ 6.47	$ 8.08	$ 9.05
Total ReturnB,C,D	23.96%	(19.93)%	(10.62)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.25%	2.05%	2.06%	31.94%A
Expenses net of voluntary waivers, if any	1.54%	1.69%	1.75%	1.75%A
Expenses net of all reductions	1.47%	1.49%	1.71%	1.75%A
Net investment income (loss)	(.89)%	(1.07)%	(.14)%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,177	$ 2,620	$ 3,320	$ 1,789
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.10)	(.03)	-H
Net realized and unrealized gain (loss)	1.60	(1.53)	(.95)	(.95)
Total from investment operations	1.52	(1.63)	(.98)	(.95)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 7.95	$ 6.43	$ 8.06	$ 9.05
Total ReturnB,C,D	23.64%	(20.22)%	(10.84)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.47%	2.16%	2.30%	32.36%A
Expenses net of voluntary waivers, if any	1.79%	1.92%	2.00%	2.00%A
Expenses net of all reductions	1.72%	1.72%	1.96%	2.00%A
Net investment income (loss)	(1.14)%	(1.29)%	(.39)%	.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,458	$ 10,511	$ 14,165	$ 2,767
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	1.58	(1.52)	(.94)	(.95)
Total from investment operations	1.47	(1.65)	(1.02)	(.95)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 7.84	$ 6.37	$ 8.02	$ 9.05
Total ReturnB,C,D	23.08%	(20.57)%	(11.29)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.92%	2.73%	2.86%	32.87%A
Expenses net of voluntary waivers, if any	2.25%	2.43%	2.50%	2.50%A
Expenses net of all reductions	2.18%	2.23%	2.46%	2.50%A
Net investment income (loss)	(1.60)%	(1.81)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,422	$ 6,262	$ 8,038	$ 1,659
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	1.58	(1.52)	(.93)	(.95)
Total from investment operations	1.47	(1.65)	(1.01)	(.95)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 7.85	$ 6.38	$ 8.03	$ 9.05
Total ReturnB,C,D	23.04%	(20.55)%	(11.18)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.77%	2.58%	2.79%	32.69%A
Expenses net of voluntary waivers, if any	2.25%	2.36%	2.50%	2.50%A
Expenses net of all reductions	2.18%	2.16%	2.46%	2.50%A
Net investment income (loss)	(1.61)%	(1.74)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,427	$ 6,636	$ 8,532	$ 1,224
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.04)	(.05)	.01	.01
Net realized and unrealized gain (loss)	1.62	(1.54)	(.95)	(.95)
Total from investment operations	1.58	(1.59)	(.94)	(.94)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 8.10	$ 6.52	$ 8.11	$ 9.06
Total ReturnB,C	24.23%	(19.61)%	(10.39)%	(9.40)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.61%	1.43%	1.73%	31.51%A
Expenses net of voluntary waivers, if any	1.25%	1.27%	1.50%	1.50%A
Expenses net of all reductions	1.18%	1.07%	1.46%	1.50%A
Net investment income (loss)	(.61)%	(.64)%	.11%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 513	$ 761	$ 325
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, future transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,404,018	|
Unrealized depreciation	(884,871)
Net unrealized appreciation (depreciation)	4,519,147
Capital loss carryforward	(14,669,313)
Cost for federal income tax purposes	$ 29,625,605

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. This practice has been discontinued and no commissions incurred after June 30, 2003 have been used to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.04%	.25%	$ 8,706	$ 68	$ 1,089
Class T	.29%	.25%	56,728	220	3,988
Class B	.75%	.25%	68,405	51,350	-
Class C	.75%	.25%	71,439	9,247	-
			$ 205,278	$ 60,885	$ 5,077

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,357
Class T	7,563
Class B*	24,751
Class C*	1,116
$ 42,787

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,169.69
Class T	69,208.66
Class B	44,268.65
Class C	34,846.49
Institutional Class	1,617.33
	$ 171,108

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $34,653 for the period.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 21,964
Class T	1.75%	72,327
Class B	2.25%	46,452
Class C	2.25%	37,002
Institutional Class	1.25%	1,739
		$ 179,484

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount

Annual Report

6. Expense Reductions - continued

of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 14,261
Class A	1,089	-
Class T	3,988	-
	$ 5,077	$ 14,261

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2003	2002	2003	2002
Class A
Shares sold	244,577	165,182	$ 1,722,170	$ 1,240,636
Shares redeemed	(128,450)	(171,008)	(880,316)	(1,293,424)
Net increase (decrease)	116,127	(5,826)	$ 841,854	$ (52,788)
Class T
Shares sold	442,489	903,899	$ 3,023,259	$ 7,000,780
Shares redeemed	(509,774)	(1,027,358)	(3,391,934)	(7,601,666)
Net increase (decrease)	(67,285)	(123,459)	$ (368,675)	$ (600,886)
Class B
Shares sold	340,312	347,968	$ 2,312,985	$ 2,574,720
Shares redeemed	(249,139)	(366,934)	(1,653,902)	(2,702,296)
Net increase (decrease)	91,173	(18,966)	$ 659,083	$ (127,576)
Class C
Shares sold	327,135	378,395	$ 2,159,687	$ 2,890,698
Shares redeemed	(293,843)	(400,792)	(1,926,688)	(2,983,429)
Net increase (decrease)	33,292	(22,397)	$ 232,999	$ (92,731)
Institutional Class
Shares sold	11,899	27,286	$ 86,133	$ 220,096
Shares redeemed	(19,157)	(42,260)	(127,181)	(309,451)
Net increase (decrease)	(7,258)	(14,974)	$ (41,048)	$ (89,355)

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity
Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 15, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Trustee of Fidelity Securities Fund. Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment:2001

Senior Vice President of Advisor Aggressive Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Securities Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Advisor Aggressive Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Rajiv Kaul (32)

Year of Election or Appointment: 2003

Vice President of Advisor Aggressive Growth. Mr. Kaul is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Kaul managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2000

Secretary of Advisor Aggressive Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Aggressive Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Aggressive Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Aggressive Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Aggressive Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Aggressive Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Aggressive Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Aggressive Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Aggressive Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AAG-UANN-0104
1.786669.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Aggressive Growth

Fund - Institutional Class

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Life of fundA
Institutional Class	24.23%	-6.65%

A From November 13, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Aggressive Growth Fund - Institutional Class on November 13, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the Russell Midcap® Growth Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Rajiv Kaul, Portfolio Manager of Fidelity® Advisor Aggressive Growth Fund

A healthier economy translated into improved equity market performance for the year ending November 30, 2003. Early signals of an economic recovery were seen when growth in gross domestic product (GDP) surprised on the upside in the first and second quarters of 2003. The Federal Reserve Board added further fuel in June by dropping interest rates to a 45-year low. Federal tax cuts and credits, as well as a boom in mortgage refinancing, put even more discretionary income in consumers' pockets. In the third quarter, GDP growth, propelled by robust consumer and business spending, grew 8.2%, its highest level since 1984. Consumer spending had its strongest third quarter since 1997, while corporate profits had their best showing since 1992. As a result of 2003's economic momentum, stocks enjoyed their best showing since 1999 and were poised to end their three-year losing streak. For the year ending November 30, 2003, the Standard & Poor's 500SM Index gained 15.09%, the Dow Jones Industrial AverageSM returned 12.47% and the NASDAQ Composite® Index advanced 33.23%.

For the 12 months ending November 30, 2003, the fund's Institutional Class shares returned 24.23%, trailing the 32.64% return of the Russell Midcap® Growth Index and the 26.65% return of the LipperSM Mid-Cap Funds Average. My defensive bias was counterproductive, as I had trouble finding stocks that met my investment criteria. Moreover, stock selection in retailing, pharmaceuticals and biotechnology, and health care equipment and services hurt performance. On the positive side, stock selection aided relative performance in software and services, media and telecommunication services. Top contributor Newmont Mining benefited from investors' positive expectations for the price of gold, which were fueled in part by a weak U.S. dollar. Intel also helped, boosted by the rapid adoption of the company's new Centrino chip. Detractors included Amgen, which was undercut by concerns about possible cutbacks in Medicare reimbursement for Epogen, its medication for kidney dialysis patients. Also hurting performance was oil services provider Weatherford International, a victim of meager spending on new exploration projects.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	2.8	1.2
Lexmark International, Inc. Class A	2.0	0.6
Biogen Idec, Inc.	1.7	1.2
Biomet, Inc.	1.6	1.4
Caremark Rx, Inc.	1.6	0.7
Cisco Systems, Inc.	1.3	0.0
Microchip Technology, Inc.	1.2	0.3
Nextel Communications, Inc. Class A	1.2	1.0
Siebel Systems, Inc.	1.2	0.2
Starbucks Corp.	1.1	0.8
	15.7
Top Five Market Sectors as of November 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.9	16.1
Health Care	24.5	22.5
Consumer Discretionary	19.7	17.1
Industrials	8.3	8.3
Consumer Staples	4.0	4.9
Asset Allocation (% of fund's net assets)
As of November 30, 2003*		As of May 31, 2003**
	Stocks and Investment Companies 96.5%		Stocks, Investment Companies and Equity Futures 85.3%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 14.7%
* Foreign investments	6.0%	** Foreign investments	1.7%

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 0.2%
Gentex Corp.	1,000	$ 42,140
Lear Corp. (a)	600	35,484
		77,624
Automobiles - 0.3%
Harley-Davidson, Inc.	2,000	94,340
Hotels, Restaurants & Leisure - 5.4%
Brinker International, Inc. (a)	5,400	175,824
California Pizza Kitchen, Inc. (a)	2,000	37,000
Darden Restaurants, Inc.	6,140	127,159
Harrah's Entertainment, Inc.	1,560	74,677
Hilton Hotels Corp.	5,100	83,436
International Game Technology	7,490	259,828
Mandalay Resort Group	600	25,770
Marriott International, Inc. Class A	1,600	73,328
McDonald's Corp.	4,800	123,024
Outback Steakhouse, Inc.	1,400	62,650
Starbucks Corp. (a)	12,000	384,840
Station Casinos, Inc.	1,600	49,888
Sunterra Corp. (a)	1,500	15,000
The Cheesecake Factory, Inc. (a)	2,500	108,400
Wendy's International, Inc.	900	34,947
Yum! Brands, Inc. (a)	5,800	200,042
		1,835,813
Household Durables - 1.0%
Black & Decker Corp.	2,190	101,594
Harman International Industries, Inc.	710	96,752
Maytag Corp.	2,410	63,720
Mohawk Industries, Inc. (a)	910	65,593
Ryland Group, Inc.	300	27,645
		355,304
Internet & Catalog Retail - 0.1%
Overstock.com, Inc. (a)	1,000	15,810
Leisure Equipment & Products - 0.4%
Brunswick Corp.	600	18,030
Mattel, Inc.	3,660	74,078
Polaris Industries, Inc.	400	34,468
		126,576
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - 2.5%
Cablevision Systems Corp. - NY Group Class A (a)	5,600	$ 116,032
E.W. Scripps Co. Class A	1,600	147,296
Entercom Communications Corp. Class A (a)	540	24,948
Fox Entertainment Group, Inc. Class A (a)	5,270	150,459
Gannett Co., Inc.	910	78,806
Getty Images, Inc. (a)	1,240	53,816
Lamar Advertising Co. Class A (a)	810	28,512
Pixar (a)	1,200	84,132
Radio One, Inc. Class D (non-vtg.) (a)	1,000	17,490
The New York Times Co. Class A	1,600	73,440
Viacom, Inc. Class B (non-vtg.)	500	19,660
Westwood One, Inc. (a)	2,200	66,792
		861,383
Multiline Retail - 1.2%
99 Cents Only Stores (a)	500	13,855
Big Lots, Inc. (a)	3,030	44,420
Dollar General Corp.	1,900	40,128
Dollar Tree Stores, Inc. (a)	3,790	120,333
Family Dollar Stores, Inc.	3,150	121,527
Fred's, Inc. Class A	1,070	35,685
Tuesday Morning Corp. (a)	1,500	47,940
		423,888
Specialty Retail - 7.8%
Abercrombie & Fitch Co. Class A (a)	2,000	58,700
Aeropostale, Inc. (a)	500	15,595
AutoZone, Inc. (a)	2,990	286,023
Best Buy Co., Inc.	1,700	105,400
Chico's FAS, Inc. (a)	3,700	142,006
Christopher & Banks Corp.	3,120	84,396
Circuit City Stores, Inc.	1,600	20,832
Foot Locker, Inc.	1,000	22,100
Hot Topic, Inc. (a)	4,155	123,819
Jo-Ann Stores, Inc. (a)	600	12,030
Michaels Stores, Inc.	2,900	137,025
PETsMART, Inc.	5,630	136,021
Pier 1 Imports, Inc.	1,100	28,050
RadioShack Corp.	6,300	196,245
Ross Stores, Inc.	4,080	223,502
Select Comfort Corp. (a)	4,700	126,477
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. (a)	13,830	$ 375,485
Talbots, Inc.	450	14,747
TJX Companies, Inc.	12,080	272,887
Weight Watchers International, Inc. (a)	3,800	140,372
Williams-Sonoma, Inc. (a)	3,370	121,455
		2,643,167
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	5,600	223,104
Kenneth Cole Productions, Inc. Class A	550	16,445
NIKE, Inc. Class B	500	33,625
		273,174
TOTAL CONSUMER DISCRETIONARY		6,707,079
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	1,860	38,409
Constellation Brands, Inc. Class A (a)	1,000	34,510
Pepsi Bottling Group, Inc.	3,180	73,394
PepsiCo, Inc.	700	33,684
		179,997
Food & Staples Retailing - 1.4%
CVS Corp.	6,100	228,506
Performance Food Group Co. (a)	1,870	73,510
Walgreen Co.	1,000	36,810
Whole Foods Market, Inc.	2,200	144,518
		483,344
Food Products - 1.5%
Dean Foods Co. (a)	6,490	212,937
Del Monte Foods Co. (a)	1,600	15,312
Dreyer's Grand Ice Cream Holdings, Inc.	1,100	85,195
Hershey Foods Corp.	1,640	127,428
McCormick & Co., Inc. (non-vtg.)	2,600	74,594
Wm. Wrigley Jr. Co.	70	3,858
		519,324
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Alberto-Culver Co. Class B	2,870	$ 175,271
TOTAL CONSUMER STAPLES		1,357,936
ENERGY - 3.5%
Energy Equipment & Services - 2.0%
BJ Services Co. (a)	200	6,378
Cooper Cameron Corp. (a)	2,850	123,719
ENSCO International, Inc.	1,610	40,733
Halliburton Co.	600	14,010
Nabors Industries Ltd. (a)	960	35,635
Noble Corp. (a)	1,570	54,291
Patterson-UTI Energy, Inc. (a)	2,550	73,262
Smith International, Inc. (a)	3,930	147,532
Weatherford International Ltd. (a)	6,060	198,647
		694,207
Oil & Gas - 1.5%
Apache Corp.	336	24,125
Burlington Resources, Inc.	2,560	128,512
Devon Energy Corp.	496	24,483
EOG Resources, Inc.	1,100	46,134
Murphy Oil Corp.	1,760	105,477
Pioneer Natural Resources Co. (a)	3,900	110,604
Teekay Shipping Corp.	1,400	70,462
		509,797
TOTAL ENERGY		1,204,004
FINANCIALS - 3.7%
Capital Markets - 1.8%
Ameritrade Holding Corp. (a)	6,000	75,420
Bank of New York Co., Inc.	1,100	33,748
Eaton Vance Corp. (non-vtg.)	2,300	83,605
Federated Investors, Inc. Class B (non-vtg.)	4,080	117,300
Investors Financial Services Corp.	200	7,376
Legg Mason, Inc.	1,530	121,956
Lehman Brothers Holdings, Inc.	616	44,481
SEI Investments Co.	900	25,245
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	1,000	$ 42,040
Waddell & Reed Financial, Inc. Class A	2,400	53,016
		604,187
Commercial Banks - 1.0%
Fifth Third Bancorp	1,640	95,333
North Fork Bancorp, Inc., New York	1,100	43,923
Popular, Inc.	1,100	51,876
Sumitomo Mitsui Financial Group, Inc.	8	39,085
Synovus Financial Corp.	4,100	117,506
		347,723
Consumer Finance - 0.1%
SLM Corp.	700	25,991
Insurance - 0.5%
Berkshire Hathaway, Inc. Class A (a)	2	167,500
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	2,900	112,665
TOTAL FINANCIALS		1,258,066
HEALTH CARE - 24.5%
Biotechnology - 7.0%
Affymetrix, Inc. (a)	500	12,335
Alkermes, Inc. (a)	900	11,772
Amylin Pharmaceuticals, Inc. (a)	2,500	65,425
Biogen Idec, Inc. (a)	15,360	586,445
Celgene Corp. (a)	2,450	112,039
Cephalon, Inc. (a)	1,220	57,328
Charles River Laboratories International, Inc. (a)	1,900	61,655
Genelabs Technologies, Inc. (a)	9,600	18,240
Genentech, Inc. (a)	11,340	955,956
Genzyme Corp. - General Division (a)	400	18,696
Harvard Bioscience, Inc. (a)	2,600	18,720
ICOS Corp. (a)	600	27,120
ImClone Systems, Inc. (a)	2,000	78,600
Invitrogen Corp. (a)	1,000	68,170
Medarex, Inc. (a)	1,800	12,240
Neurocrine Biosciences, Inc. (a)	240	12,679
Protein Design Labs, Inc. (a)	15,500	214,830
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
QIAGEN NV (a)	1,500	$ 16,575
Trimeris, Inc. (a)	1,400	31,962
		2,380,787
Health Care Equipment & Supplies - 5.5%
Arthrocare Corp. (a)	1,700	41,820
Beckman Coulter, Inc.	800	40,920
Becton, Dickinson & Co.	1,200	48,036
Biomet, Inc.	15,580	557,297
C.R. Bard, Inc.	1,700	128,520
Cytyc Corp. (a)	2,000	25,780
DENTSPLY International, Inc.	3,550	159,857
Edwards Lifesciences Corp. (a)	4,700	141,564
Fisher Scientific International, Inc. (a)	3,500	140,945
I-Stat Corp. (a)	600	7,560
Inverness Medical Innovations, Inc. (a)	1,200	28,440
Medtronic, Inc.	5,460	246,792
ResMed, Inc. (a)	400	15,600
Steris Corp. (a)	600	13,878
VISX, Inc. (a)	600	14,688
Zimmer Holdings, Inc. (a)	3,900	257,088
		1,868,785
Health Care Providers & Services - 7.8%
Accredo Health, Inc. (a)	2,100	65,310
Aetna, Inc.	1,700	109,446
AmerisourceBergen Corp.	1,640	103,796
Andrx Corp. (a)	1,400	30,744
Apria Healthcare Group, Inc. (a)	1,600	43,376
Caremark Rx, Inc. (a)	20,710	552,957
Cerner Corp. (a)	800	35,704
Community Health Systems, Inc. (a)	4,090	110,757
Coventry Health Care, Inc. (a)	2,200	131,780
DaVita, Inc. (a)	300	11,454
HCA, Inc.	1,000	41,910
Health Management Associates, Inc. Class A	8,200	210,740
Henry Schein, Inc. (a)	1,100	74,019
Humana, Inc. (a)	1,800	40,194
IMS Health, Inc.	4,800	110,544
Inveresk Research Group, Inc. (a)	3,100	68,231
Laboratory Corp. of America Holdings (a)	1,100	39,732
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Lincare Holdings, Inc. (a)	1,200	$ 35,796
McKesson Corp.	2,790	81,468
Medco Health Solutions, Inc. (a)	84	3,060
PacifiCare Health Systems, Inc. (a)	200	13,022
Patterson Dental Co. (a)	700	47,670
Priority Healthcare Corp. Class B (a)	2,380	54,573
Quest Diagnostics, Inc.	1,000	72,970
Renal Care Group, Inc. (a)	1,800	72,648
Select Medical Corp. (a)	1,500	53,775
Specialty Laboratories, Inc. (a)	1,000	16,700
Tenet Healthcare Corp. (a)	4,800	70,128
Triad Hospitals, Inc. (a)	1,470	50,862
UnitedHealth Group, Inc.	2,800	150,920
Universal Health Services, Inc. Class B (a)	2,700	145,179
		2,649,465
Pharmaceuticals - 4.2%
aaiPharma, Inc. (a)	150	2,727
Abbott Laboratories	1,480	65,416
Allergan, Inc.	2,950	220,454
Barr Laboratories, Inc. (a)	2,245	185,302
Biovail Corp. (a)	830	15,612
Bristol-Myers Squibb Co.	1,900	50,065
Elan Corp. PLC sponsored ADR (a)	1,200	6,552
Endo Pharmaceuticals Holdings, Inc. (a)	1,100	20,724
Forest Laboratories, Inc. (a)	1,520	83,053
IVAX Corp. (a)	6,800	145,860
Johnson & Johnson	700	34,503
Merck & Co., Inc.	600	24,360
MGI Pharma, Inc. (a)	1,600	61,392
Mylan Laboratories, Inc.	6,435	162,934
Pharmaceutical Resources, Inc. (a)	2,100	152,418
Salix Pharmaceuticals Ltd. (a)	1,500	28,545
Schering-Plough Corp.	5,000	80,250
Sepracor, Inc. (a)	2,400	59,472
Watson Pharmaceuticals, Inc. (a)	800	37,712
		1,437,351
TOTAL HEALTH CARE		8,336,388
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.0%
EADS NV	4,000	$ 87,265
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	2,800	82,376
KVH Industries, Inc. (a)	200	6,308
Lockheed Martin Corp.	1,300	59,722
Northrop Grumman Corp.	710	65,767
Rockwell Collins, Inc.	1,200	32,268
		333,706
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	700	27,328
Building Products - 0.6%
American Standard Companies, Inc. (a)	2,090	208,373
Commercial Services & Supplies - 4.4%
Avery Dennison Corp.	2,200	121,176
Career Education Corp. (a)	1,600	81,808
ChoicePoint, Inc. (a)	1,826	69,845
Cintas Corp.	3,400	158,916
Corinthian Colleges, Inc. (a)	700	44,751
DeVry, Inc. (a)	1,600	43,824
Education Management Corp. (a)	719	48,604
Equifax, Inc.	2,910	68,763
H&R Block, Inc.	4,420	239,962
Herman Miller, Inc.	1,630	42,462
HON Industries, Inc.	800	33,992
ITT Educational Services, Inc. (a)	1,300	72,839
Manpower, Inc.	200	9,388
Monster Worldwide, Inc. (a)	1,300	31,278
Pitney Bowes, Inc.	4,500	178,875
Robert Half International, Inc. (a)	9,240	205,682
School Specialty, Inc. (a)	1,400	40,544
		1,492,709
Construction & Engineering - 0.1%
Granite Construction, Inc.	1,600	35,280
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	710	38,092
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
3M Co.	1,440	$ 113,818
Tyco International Ltd.	4,400	100,980
		214,798
Machinery - 0.9%
AGCO Corp. (a)	3,300	56,760
Astec Industries, Inc. (a)	2,900	38,251
Ingersoll-Rand Co. Ltd. Class A	600	37,404
ITT Industries, Inc.	2,300	151,616
Pall Corp.	700	17,934
		301,965
Trading Companies & Distributors - 0.5%
Fastenal Co.	3,430	170,402
TOTAL INDUSTRIALS		2,822,653
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 5.3%
3Com Corp. (a)	10,700	80,036
ADC Telecommunications, Inc. (a)	3,600	8,856
Advanced Fibre Communications, Inc. (a)	1,100	24,585
Alcatel SA sponsored ADR (a)	28,150	366,513
Arris Group, Inc. (a)	1,300	8,385
AudioCodes Ltd. (a)	6,200	72,478
Avaya, Inc. (a)	3,300	44,880
Avocent Corp. (a)	1,000	38,290
Brocade Communications Systems, Inc. (a)	4,660	28,379
CIENA Corp. (a)	8,600	60,888
Cisco Systems, Inc. (a)	19,300	437,338
Corning, Inc. (a)	13,600	155,856
Enterasys Networks, Inc. (a)	6,270	26,898
Extreme Networks, Inc. (a)	3,400	33,354
Finisar Corp. (a)	26,500	106,000
Foundry Networks, Inc. (a)	1,300	34,268
InterDigital Communication Corp. (a)	1,200	24,576
JDS Uniphase Corp. (a)	8,000	27,520
Marconi Corp. PLC (a)	10,820	109,891
Nokia Corp. sponsored ADR	2,200	39,556
Polycom, Inc. (a)	1,670	33,099
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SeaChange International, Inc. (a)	1,200	$ 18,060
Sycamore Networks, Inc. (a)	3,500	18,620
		1,798,326
Computers & Peripherals - 3.7%
Avid Technology, Inc. (a)	400	21,152
Diebold, Inc.	3,400	180,370
Electronics for Imaging, Inc. (a)	800	22,080
EMC Corp. (a)	2,250	30,915
Hewlett-Packard Co.	700	15,183
Hutchinson Technology, Inc. (a)	500	16,285
Lexmark International, Inc. Class A (a)	8,850	684,990
Maxtor Corp. (a)	7,400	82,584
Seagate Technology	5,000	98,750
Sun Microsystems, Inc. (a)	26,760	114,265
		1,266,574
Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc. (a)	1,000	23,380
CDW Corp.	1,000	59,750
Celestica, Inc. (sub. vtg.) (a)	900	13,710
Flextronics International Ltd. (a)	23,100	370,293
Ingram Micro, Inc. Class A (a)	800	11,664
KEMET Corp. (a)	1,700	22,440
Lexar Media, Inc. (a)	2,110	45,070
Symbol Technologies, Inc.	5,870	81,887
Thermo Electron Corp. (a)	1,260	30,114
Vishay Intertechnology, Inc. (a)	2,500	52,525
		710,833
Internet Software & Services - 0.6%
Lastminute.com PLC sponsored ADR (a)	100	2,370
Retek, Inc. (a)	2,785	28,908
Sina Corp. (a)	700	24,500
United Online, Inc. (a)	750	13,658
VeriSign, Inc. (a)	1,100	17,831
Vignette Corp. (a)	27,290	63,040
Vitria Technology, Inc. (a)	4,575	25,986
Yahoo!, Inc. (a)	800	34,384
		210,677
IT Services - 2.5%
Accenture Ltd. Class A (a)	1,500	37,350
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Affiliated Computer Services, Inc. Class A (a)	2,700	$ 135,378
Anteon International Corp. (a)	400	15,264
BearingPoint, Inc. (a)	1,600	14,832
Computer Sciences Corp. (a)	400	16,560
Concord EFS, Inc. (a)	11,900	136,731
CSG Systems International, Inc. (a)	65	753
DST Systems, Inc. (a)	1,100	41,052
First Data Corp.	2,970	112,415
Fiserv, Inc. (a)	2,300	86,250
Infosys Technologies Ltd. sponsored ADR	1,000	83,050
Iron Mountain, Inc. (a)	2,100	77,280
Paychex, Inc.	640	24,621
SunGard Data Systems, Inc. (a)	2,090	56,472
The BISYS Group, Inc. (a)	1,880	28,050
		866,058
Office Electronics - 0.5%
Xerox Corp. (a)	5,200	63,336
Zebra Technologies Corp. Class A (a)	1,400	88,998
		152,334
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	8,200	147,436
Agere Systems, Inc. Class A (a)	17,200	60,888
Analog Devices, Inc.	1,500	74,625
ASML Holding NV (NY Shares) (a)	4,700	88,454
Cabot Microelectronics Corp. (a)	300	15,927
Conexant Systems, Inc. (a)	36,490	184,275
Cypress Semiconductor Corp. (a)	1,800	40,284
DuPont Photomasks, Inc. (a)	100	2,322
Integrated Circuit Systems, Inc. (a)	700	20,825
Integrated Device Technology, Inc. (a)	3,300	62,205
Intel Corp.	5,500	183,865
KLA-Tencor Corp. (a)	1,440	84,398
Lam Research Corp. (a)	600	19,200
LSI Logic Corp. (a)	9,400	88,078
Microchip Technology, Inc.	11,420	392,848
Micron Technology, Inc. (a)	7,900	102,779
Mindspeed Technologies, Inc. (a)	1,230	8,229
National Semiconductor Corp. (a)	3,300	147,576
Novellus Systems, Inc. (a)	2,200	96,272
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp. (a)	6,400	$ 135,360
Photronics, Inc. (a)	6,400	118,208
PMC-Sierra, Inc. (a)	11,500	234,255
Rambus, Inc. (a)	800	24,000
Silicon Laboratories, Inc. (a)	380	18,647
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	120	1,304
Texas Instruments, Inc.	400	11,904
United Microelectronics Corp. sponsored ADR (a)	520	2,725
Varian Semiconductor Equipment Associates, Inc. (a)	1,200	55,872
		2,422,761
Software - 7.1%
Adobe Systems, Inc.	4,790	197,923
Amdocs Ltd. (a)	9,900	247,698
Autodesk, Inc.	900	20,898
BEA Systems, Inc. (a)	11,641	147,841
BMC Software, Inc. (a)	1,700	28,271
Cadence Design Systems, Inc. (a)	10,530	176,167
Citrix Systems, Inc. (a)	1,370	32,907
Cognos, Inc. (a)	500	16,767
Concord Communications, Inc. (a)	100	2,214
E.piphany, Inc. (a)	3,200	25,280
Electronic Arts, Inc. (a)	5,700	252,111
i2 Technologies, Inc. (a)	15,800	31,600
Intuit, Inc. (a)	3,600	181,008
Jack Henry & Associates, Inc.	1,290	26,729
Manhattan Associates, Inc. (a)	304	9,251
Mercury Interactive Corp. (a)	3,400	159,120
Microsoft Corp.	10,070	258,799
Network Associates, Inc. (a)	1,550	20,755
Oracle Corp. (a)	3,000	36,030
Parametric Technology Corp. (a)	4,400	15,048
Red Hat, Inc. (a)	1,800	23,904
Siebel Systems, Inc. (a)	29,785	392,566
Symantec Corp. (a)	3,180	104,399
VERITAS Software Corp. (a)	310	11,787
		2,419,073
TOTAL INFORMATION TECHNOLOGY		9,846,636
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 1.4%
Chemicals - 0.5%
Dow Chemical Co.	1,300	$ 48,815
Ferro Corp.	1,100	24,970
International Flavors & Fragrances, Inc.	800	25,976
Olin Corp.	2,400	43,704
Praxair, Inc.	200	14,356
		157,821
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	300	12,771
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	2,610	29,441
Sealed Air Corp. (a)	2,500	131,925
		161,366
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,730	118,837
Massey Energy Co.	2,300	31,970
		150,807
TOTAL MATERIALS		482,765
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.5%
Covad Communications Group, Inc. (a)	14,300	57,200
NTL, Inc. (a)	1,362	88,748
Qwest Communications International, Inc. (a)	9,670	35,392
		181,340
Wireless Telecommunication Services - 1.5%
Arch Wireless, Inc. Class A (a)	400	6,988
At Road, Inc. (a)	1,000	12,590
KDDI Corp.	12	62,572
MobilCom AG (a)	1,900	27,012
Nextel Communications, Inc. Class A (a)	15,500	392,615
		501,777
TOTAL TELECOMMUNICATION SERVICES		683,117
TOTAL COMMON STOCKS (Cost $27,971,115)		32,698,644
Investment Companies - 0.5%
	Shares	Value (Note 1)
Nasdaq-100 Trust unit Series 1 (a) (Cost $116,505)	4,758	$ 168,433
Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.09% (b) (Cost $1,277,675)	1,277,675	1,277,675
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $29,365,295)	34,144,752
NET OTHER ASSETS - (0.2)%	(82,850)
NET ASSETS - 100%	$ 34,061,902
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $44,830,556 and $40,215,963, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,111 for the period.
Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $14,669,000 of which $7,729,000 and $6,940,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value (cost $29,365,295) - See accompanying schedule		$ 34,144,752
Receivable for investments sold		140,000
Receivable for fund shares sold		110,937
Dividends receivable		16,881
Interest receivable		559
Prepaid expenses		144
Receivable from investment adviser for expense reductions		13,637
Other receivables		12,507
Total assets		34,439,417

Liabilities
Payable for investments purchased	$ 246,607
Payable for fund shares redeemed	47,133
Accrued management fee	17,405
Distribution fees payable	19,613
Other affiliated payables	19,721
Other payables and accrued expenses	27,036
Total liabilities		377,515

Net Assets		$ 34,061,902
Net Assets consist of:
Paid in capital		$ 44,212,068
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,929,632)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,779,466
Net Assets		$ 34,061,902

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2003

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($4,176,794 ÷ 521,077 shares)	$ 8.02

Maximum offering price per share (100/94.25 of $8.02)	$ 8.51
Class T: Net Asset Value and redemption price per share ($12,457,648 ÷ 1,566,991 shares)	$ 7.95

Maximum offering price per share (100/96.50 of $7.95)	$ 8.24
Class B: Net Asset Value and offering price per share ($8,421,613 ÷ 1,074,396 shares) A	$ 7.84

Class C: Net Asset Value and offering price per share ($8,426,683 ÷ 1,073,340 shares) A	$ 7.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($579,164 ÷ 71,488 shares)	$ 8.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2003

Investment Income
Dividends		$ 125,344
Interest		34,964
Total income		160,308

Expenses
Management fee	$ 176,847
Transfer agent fees	171,108
Distribution fees	205,278
Accounting fees and expenses	61,435
Non-interested trustees' compensation	113
Custodian fees and expenses	20,048
Registration fees	46,752
Audit	42,277
Legal	2,299
Miscellaneous	7,821
Total expenses before reductions	733,978
Expense reductions	(198,822)	535,156
Net investment income (loss)		(374,848)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,331,661
Foreign currency transactions	204
Futures contracts	183,055
Total net realized gain (loss)		2,514,920
Change in net unrealized appreciation (depreciation) on: Investment securities	4,055,000
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		4,055,009
Net gain (loss)		6,569,929
Net increase (decrease) in net assets resulting from operations		$ 6,195,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (374,848)	$ (478,531)
Net realized gain (loss)	2,514,920	(6,655,693)
Change in net unrealized appreciation (depreciation)	4,055,009	(175,472)
Net increase (decrease) in net assets resulting from operations	6,195,081	(7,309,696)
Share transactions - net increase (decrease)	1,324,213	(963,336)
Total increase (decrease) in net assets	7,519,294	(8,273,032)

Net Assets
Beginning of period	26,542,608	34,815,640
End of period	$ 34,061,902	$ 26,542,608

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 8.08	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.08)	(.01)	-H
Net realized and unrealized gain (loss)	1.61	(1.53)	(.95)	(.95)
Total from investment operations	1.55	(1.61)	(.96)	(.95)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 8.02	$ 6.47	$ 8.08	$ 9.05
Total ReturnB,C,D	23.96%	(19.93)%	(10.62)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.25%	2.05%	2.06%	31.94%A
Expenses net of voluntary waivers, if any	1.54%	1.69%	1.75%	1.75%A
Expenses net of all reductions	1.47%	1.49%	1.71%	1.75%A
Net investment income (loss)	(.89)%	(1.07)%	(.14)%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,177	$ 2,620	$ 3,320	$ 1,789
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 8.06	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.10)	(.03)	-H
Net realized and unrealized gain (loss)	1.60	(1.53)	(.95)	(.95)
Total from investment operations	1.52	(1.63)	(.98)	(.95)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 7.95	$ 6.43	$ 8.06	$ 9.05
Total ReturnB,C,D	23.64%	(20.22)%	(10.84)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.47%	2.16%	2.30%	32.36%A
Expenses net of voluntary waivers, if any	1.79%	1.92%	2.00%	2.00%A
Expenses net of all reductions	1.72%	1.72%	1.96%	2.00%A
Net investment income (loss)	(1.14)%	(1.29)%	(.39)%	.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,458	$ 10,511	$ 14,165	$ 2,767
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.37	$ 8.02	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	1.58	(1.52)	(.94)	(.95)
Total from investment operations	1.47	(1.65)	(1.02)	(.95)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 7.84	$ 6.37	$ 8.02	$ 9.05
Total ReturnB,C,D	23.08%	(20.57)%	(11.29)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.92%	2.73%	2.86%	32.87%A
Expenses net of voluntary waivers, if any	2.25%	2.43%	2.50%	2.50%A
Expenses net of all reductions	2.18%	2.23%	2.46%	2.50%A
Net investment income (loss)	(1.60)%	(1.81)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,422	$ 6,262	$ 8,038	$ 1,659
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.38	$ 8.03	$ 9.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.13)	(.08)	-H
Net realized and unrealized gain (loss)	1.58	(1.52)	(.93)	(.95)
Total from investment operations	1.47	(1.65)	(1.01)	(.95)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 7.85	$ 6.38	$ 8.03	$ 9.05
Total ReturnB,C,D	23.04%	(20.55)%	(11.18)%	(9.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.77%	2.58%	2.79%	32.69%A
Expenses net of voluntary waivers, if any	2.25%	2.36%	2.50%	2.50%A
Expenses net of all reductions	2.18%	2.16%	2.46%	2.50%A
Net investment income (loss)	(1.61)%	(1.74)%	(.89)%	.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,427	$ 6,636	$ 8,532	$ 1,224
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 13, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 8.11	$ 9.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.04)	(.05)	.01	.01
Net realized and unrealized gain (loss)	1.62	(1.54)	(.95)	(.95)
Total from investment operations	1.58	(1.59)	(.94)	(.94)
Distributions from net realized gain	-	-	(.01)	-
Net asset value, end of period	$ 8.10	$ 6.52	$ 8.11	$ 9.06
Total ReturnB,C	24.23%	(19.61)%	(10.39)%	(9.40)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.61%	1.43%	1.73%	31.51%A
Expenses net of voluntary waivers, if any	1.25%	1.27%	1.50%	1.50%A
Expenses net of all reductions	1.18%	1.07%	1.46%	1.50%A
Net investment income (loss)	(.61)%	(.64)%	.11%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 513	$ 761	$ 325
Portfolio turnover rate	158%	473%	481%	139%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 13, 2000 (commencement of operations) to November 30, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

1. Significant Accounting Policies.

Fidelity Advisor Aggressive Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences are primarily due to foreign currency transactions, future transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,404,018	|
Unrealized depreciation	(884,871)
Net unrealized appreciation (depreciation)	4,519,147
Capital loss carryforward	(14,669,313)
Cost for federal income tax purposes	$ 29,625,605

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. This practice has been discontinued and no commissions incurred after June 30, 2003 have been used to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.04%	.25%	$ 8,706	$ 68	$ 1,089
Class T	.29%	.25%	56,728	220	3,988
Class B	.75%	.25%	68,405	51,350	-
Class C	.75%	.25%	71,439	9,247	-
			$ 205,278	$ 60,885	$ 5,077

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,357
Class T	7,563
Class B*	24,751
Class C*	1,116
$ 42,787

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,169.69
Class T	69,208.66
Class B	44,268.65
Class C	34,846.49
Institutional Class	1,617.33
	$ 171,108

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $34,653 for the period.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 21,964
Class T	1.75%	72,327
Class B	2.25%	46,452
Class C	2.25%	37,002
Institutional Class	1.25%	1,739
		$ 179,484

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount

Annual Report

6. Expense Reductions - continued

of any Distribution Expense Reduction. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 14,261
Class A	1,089	-
Class T	3,988	-
	$ 5,077	$ 14,261

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2003	2002	2003	2002
Class A
Shares sold	244,577	165,182	$ 1,722,170	$ 1,240,636
Shares redeemed	(128,450)	(171,008)	(880,316)	(1,293,424)
Net increase (decrease)	116,127	(5,826)	$ 841,854	$ (52,788)
Class T
Shares sold	442,489	903,899	$ 3,023,259	$ 7,000,780
Shares redeemed	(509,774)	(1,027,358)	(3,391,934)	(7,601,666)
Net increase (decrease)	(67,285)	(123,459)	$ (368,675)	$ (600,886)
Class B
Shares sold	340,312	347,968	$ 2,312,985	$ 2,574,720
Shares redeemed	(249,139)	(366,934)	(1,653,902)	(2,702,296)
Net increase (decrease)	91,173	(18,966)	$ 659,083	$ (127,576)
Class C
Shares sold	327,135	378,395	$ 2,159,687	$ 2,890,698
Shares redeemed	(293,843)	(400,792)	(1,926,688)	(2,983,429)
Net increase (decrease)	33,292	(22,397)	$ 232,999	$ (92,731)
Institutional Class
Shares sold	11,899	27,286	$ 86,133	$ 220,096
Shares redeemed	(19,157)	(42,260)	(127,181)	(309,451)
Net increase (decrease)	(7,258)	(14,974)	$ (41,048)	$ (89,355)

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity
Advisor Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Aggressive Growth Fund (a fund of Fidelity Securities Fund) at November 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 15, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Trustee of Fidelity Securities Fund. Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment:2001

Senior Vice President of Advisor Aggressive Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Securities Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Advisor Aggressive Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Rajiv Kaul (32)

Year of Election or Appointment: 2003

Vice President of Advisor Aggressive Growth. Mr. Kaul is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Kaul managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2000

Secretary of Advisor Aggressive Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Aggressive Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Aggressive Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Aggressive Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Aggressive Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Aggressive Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Aggressive Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Aggressive Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Aggressive Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAGI-UANN-0104
1.786670.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, November 30, 2003, the Fidelity Securities Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Securities Fund has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 21, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 21, 2004